Loans and Financing (Tables)	9 Months Ended
Sep. 30, 2025
Loans and Financing [Abstract]
Schedule of Loans and Financing
	Average			Payment	Current		Non-current
Type	annual interest rate	Currency	Index	terms / non- current debt	September 30, 2025	December 31, 2024	September 30, 2025	December 31, 2024

Foreign currency
ACC - Advances on exchange	5.04%	USD	—	2025	241,272	1,015,010	—	—
Prepayment	5.69%	USD	SOFR	2025 - 27	—	100,296	—	—
FINIMP	5.46%	EUR	Euribor	2025	—	614	—	—
Working Capital - Dollars	4.14%	USD	SOFR	2030	2,435	6,238	1,925	2,223
CRA - Agribusiness Receivables Certificates	5.36%	USD	—	2029	2,554	719	100,361	65,189
Export credit note	4.94%	USD	SOFR	2025	251,707	102,367	—	—
Others	6.88%	Several	Several	-	2,087	3,584	1,736	1,691
					500,055	1,228,828	104,022	69,103
Local currency
FINAME	6.00%	BRL	—	2025	—	5	—	—
Notes 2.50% JBS Fin 2027	2.50%	USD	—	2027	544	11,458	105,133	990,319
Notes 5.13% JBS Lux 2028	5.13%	USD	—	2028	—	19,085	—	889,288
Notes 6.5% JBS Lux 2029	6.50%	USD	—	2029	—	934	—	69,842
Notes 3.00% JBS Lux 2029	3.00%	USD	—	2029	2,850	7,399	590,875	588,860
Notes 5.5% JBS Lux 2030	5.50%	USD	—	2030	—	31,312	—	1,241,293
Notes 3.75% JBS Lux 2031	3.75%	USD	—	2031	6,060	1,489	489,420	488,985
Notes 3.00% JBS Lux 2032	3.00%	USD	—	2032	11,167	3,750	984,417	982,670
Notes 3.63% JBS Fin 2032	3.63%	USD	—	2032	7,219	16,096	956,900	955,546
Notes 5.75% JBS Lux 2033	5.75%	USD	—	2033	47,242	23,621	1,629,438	1,626,266
Notes 6.75% JBS Lux 2034	6.75%	USD	—	2034	3,956	30,068	1,487,415	1,485,757
Notes 5.95% JBS USA 2035	5.95%	USD	—	2035	40,989	—	986,961	—
Notes 4.38% JBS Lux 2052	4.38%	USD	—	2052	6,234	16,188	888,030	887,691
Notes 6.50% JBS Lux 2052	6.50%	USD	—	2052	32,981	8,106	1,526,693	1,526,099
Notes 7.25% JBS Lux 2053	7.25%	USD	—	2053	24,288	8,038	883,647	883,217
Notes 5.5% JBS Lux 2036	5.50%	USD	—	2036	16,424	—	1,230,880	—
Notes 6.25% JBS Lux 2056	6.25%	USD	—	2056	18,663	—	1,234,907	—
Notes 6.38% JBS Lux 2066	6.38%	USD	—	2066	15,229	—	983,964	—
Notes 6.38% JBS USA 2055	6.38%	USD	—	2055	4,516	—	730,609	—
Notes 4.25% PPC 2031	4.25%	USD	—	2031	15,415	7,577	786,715	844,203
Notes 3.50% PPC 2032	3.50%	USD	—	2032	2,449	10,413	892,658	892,253
Notes 6.25% PPC 2033	6.25%	USD	—	2033	14,094	30,285	910,519	966,001
Notes 6.88% PPC 2034	6.88%	USD	—	2034	12,795	4,201	487,215	486,078
Working Capital - Euros	2.48%	EUR	Euribor	2025 - 28	37,959	21,789	14,681	8,684
Working Capital - Pounds	5.65%	GBP	—	2025	9,543	—	—	—
Export credit note	16.76%	BRL	CDI	2025 - 30	902	858	463	847
CDC - Direct credit to consumers	16.64%	BRL	—	2028	1,590	9,346	27	815
Livestock financing - Pre	10.83%	BRL	—	2025	—	341,493	—	—
Livestock financing	14.90%	BRL	CDI	2026	114,174	—	—	—
CRA - Agribusiness Receivables Certificates	7.05%	BRL	IPCA	2029-55	15,933	11,415	1,744,717	1,218,300
Commercial Paper	5.00%	—	—	-	—	202,144	—	—
Others	0.44%	Several	Several	-	36,137	38,327	118,929	140,454
Total					499,353	855,397	19,665,213	17,173,468

					999,408	2,084,225	19,769,235	17,242,571

Schedule of Non-Current Portion of the Principal Payment of Loans and Financing

The non-current portion of the principal payment schedule of loans and financing is as follows:

Maturity	September 30, 2025

2026	11,208
2027	131,923
2028	104,538
2029	642,609
2030	149,214
Maturities after 2030	18,729,743
19,769,235